Offerings - Offering: 1	Jan. 10, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered	5,300,000
Proposed Maximum Offering Price per Unit	3.48
Maximum Aggregate Offering Price	$ 18,444,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,823.78
Offering Note

(1)

This Registration Statement registers the offer and sale of an aggregate of 5,300,000 shares of common stock of Geron Corporation (the “Company” or the “Registrant”), par value $0.001, (the “Common Stock”) comprising of 5,300,000 shares of Common Stock issuable under the Company’s 2018 Inducement Award Plan (the “2018 Inducement Plan”).

(2)

Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock which become issuable under the 2018 Inducement Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(3)

Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(h) and (c) under the Securities Act. The offering price per share and the aggregate offering price are based on (a) the average of the high ($) and low ($) market prices of the Common Stock as reported on the Nasdaq Global Select Market on January 6, 2025.